Consolidated Statements of Stockholders’ Equity (Parentheticals) (USD $)	Dec. 31, 2013 First Issuance [Member]	Dec. 31, 2012 First Issuance [Member]	Dec. 31, 2011 First Issuance [Member]	Dec. 31, 2010 First Issuance [Member]	Dec. 31, 2009 First Issuance [Member]	Dec. 31, 2008 First Issuance [Member]	Dec. 31, 2013 Second Issuance [Member]	Dec. 31, 2012 Second Issuance [Member]	Dec. 31, 2011 Second Issuance [Member]
Issuance of common stock, per share amount	$ 6.50	$ 0.50	$ 5.50	$ 2.23	$ 2.23	$ 2.23	$ 9.70		$ 9.70
Debt instrument, stated percent		12.00%						2.50%
Issuance of common stock, per share amount (in Dollars per Share)	$ 2.23